FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED NOVEMBER 12, 2015

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2015

FOR REDMONT RESOLUTE FUND I

Robeco Investment Management, Inc. (“Robeco”) no longer serves as an investment sub-adviser to the Redmont Resolute Fund I (the “Fund”). Therefore, all references to Robeco in the Fund’s prospectus and statement of additional information are hereby deleted.  PineBridge Investments LLC remains as an investment sub-adviser to the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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